GOING CONCERN	12 Months Ended
Dec. 31, 2023
GOING CONCERN
GOING CONCERN

3.GOING CONCERN

As reflected in the Company’s consolidated financial statements, the Company had a net loss of $1,845,170, $23,738,837 and $6,747,453 for the years ended December 31, 2023, 2022 and 2021, and reported a cash inflow of $2,259,466 and $1,601,481 for the years ended December 31, 2023 and 2022, respectively, while cash outflow of $31,213,199 from operating activities for the year ended December 31, 2021. These factors raise a substantial doubt about the Company’s ability to continue as a going concern.

As of December 31, 2023, the Company had cash and cash equivalent of $3,316,062 and short-term investments of $2,554,319. On the other hand, the balance of current liabilities of $6,467,631, among which advance from customers of $841,250 were not required to be settled in cash. The current assets are sufficient to cover the current liabilities which were expected to get paid in the year ending December 31, 2024. The Company also obtained a one-year bank borrowing during the year ended December 31, 2023. The Company expected to renew the bank borrowing upon its maturity. The Company intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of application of credit terms, bank loans, and principal shareholder’s financial support. Given the factors mentioned above, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s consolidated financial statements on going concern basis.

3GOING CONCERN (CONTINUED)

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Company’s advertising business, the expansion of the Group’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to obtain credit terms from medias or access to financing on favorable terms in a timely manner or at all would materially and adversely affect the Company’s business, results of operations, financial condition, and growth prospects.